Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
Contrafund® Portfolio
September 30, 2021
VIPCON-NPRT3-1121
1.808782.117
Common Stocks - 98.1%
	Shares	Value ($)
COMMUNICATION SERVICES - 15.5%
Entertainment - 2.5%
Electronic Arts, Inc.	136,400	19,402,900
Netflix, Inc. (a)	720,454	439,721,894
Roblox Corp. (a)	105,400	7,962,970
Sea Ltd. ADR (a)	23,100	7,362,663
The Walt Disney Co. (a)	578,058	97,790,072
Universal Music Group NV	201,800	5,376,231
Warner Music Group Corp. Class A	42,800	1,829,272
		579,446,002
Interactive Media & Services - 12.4%
Alphabet, Inc.:
Class A (a)	6,700	17,912,584
Class C (a)	566,767	1,510,609,753
Bumble, Inc. (b)	203,400	10,165,932
Facebook, Inc. Class A (a)	3,624,713	1,230,191,345
Snap, Inc. Class A (a)	1,183,000	87,388,210
Zoominfo Technologies, Inc. (a)	125,400	7,673,226
		2,863,941,050
Media - 0.4%
Charter Communications, Inc. Class A (a)	43,152	31,395,669
Comcast Corp. Class A	759,000	42,450,870
Liberty Media Corp. Liberty Formula One Group Series C (a)	146,200	7,516,142
		81,362,681
Wireless Telecommunication Services - 0.2%
T-Mobile U.S., Inc. (a)	394,726	50,430,194
TOTAL COMMUNICATION SERVICES		3,575,179,927
CONSUMER DISCRETIONARY - 12.2%
Automobiles - 0.5%
General Motors Co. (a)	798,400	42,083,664
Hyundai Motor Co.	128,600	21,398,159
Rad Power Bikes, Inc. (a)(c)(d)	401,674	3,849,563
Tesla, Inc. (a)	2,600	2,016,248
Toyota Motor Corp.	2,392,800	42,633,442
XPeng, Inc. Class A	418,967	7,192,994
		119,174,070
Distributors - 0.2%
LKQ Corp. (a)	319,200	16,062,144
Pool Corp.	64,000	27,802,240
		43,864,384
Diversified Consumer Services - 0.0%
Duolingo, Inc. (a)	14,102	2,346,009
Hotels, Restaurants & Leisure - 0.4%
Airbnb, Inc. Class A	187,025	31,373,444
Booking Holdings, Inc. (a)	600	1,424,322
Caesars Entertainment, Inc. (a)	12,400	1,392,272
Chipotle Mexican Grill, Inc. (a)	15,285	27,780,793
Churchill Downs, Inc.	6,300	1,512,504
Dutch Bros, Inc.	46,700	2,023,044
Evolution AB (e)	50,400	7,632,543
Hilton Worldwide Holdings, Inc. (a)	95,500	12,616,505
		85,755,427
Household Durables - 0.7%
D.R. Horton, Inc.	453,845	38,109,365
Garmin Ltd.	173,846	27,026,099
Lennar Corp. Class A	279,402	26,174,379
Mohawk Industries, Inc. (a)	63,100	11,193,940
NVR, Inc. (a)	3,400	16,299,872
PulteGroup, Inc.	106,000	4,867,520
Sony Group Corp.	25,000	2,775,469
Tempur Sealy International, Inc.	953,100	44,233,371
		170,680,015
Internet & Direct Marketing Retail - 6.7%
Amazon.com, Inc. (a)	384,502	1,263,104,450
Cazoo Group Ltd. (a)(c)	186,670	1,377,905
Cazoo Group Ltd.	672,093	4,699,946
Coupang, Inc. Class A (a)(b)	1,316,195	36,656,031
Deliveroo PLC (a)	305,000	1,176,603
Deliveroo PLC Class A (a)(e)	1,202,800	4,653,738
Doordash, Inc.	130,575	26,895,839
eBay, Inc.	2,529,000	176,195,430
Etsy, Inc. (a)	35,800	7,444,968
Global-e Online Ltd.	28,756	2,064,681
Warby Parker, Inc.	25,400	1,347,470
Wayfair LLC Class A (a)	38,400	9,811,584
Zomato Ltd. (a)(c)	3,953,000	6,188,254
ZOZO, Inc.	87,900	3,293,174
		1,544,910,073
Leisure Products - 0.0%
Thule Group AB (e)	55,400	2,777,567
YETI Holdings, Inc. (a)	14,300	1,225,367
		4,002,934
Multiline Retail - 0.4%
Dollar General Corp.	380,600	80,740,484
Specialty Retail - 2.6%
Academy Sports & Outdoors, Inc.	458,953	18,367,299
AutoZone, Inc. (a)	6,800	11,546,332
Best Buy Co., Inc.	68,500	7,241,135
Burlington Stores, Inc. (a)	22,500	6,380,325
Carvana Co. Class A (a)	8,200	2,472,628
Dick's Sporting Goods, Inc.	135,129	16,184,400
Fanatics, Inc. Class A (c)(d)	153,481	7,270,395
JD Sports Fashion PLC	91,700	1,288,705
Lithia Motors, Inc. Class A (sub. vtg.)	23,500	7,450,440
Lowe's Companies, Inc.	412,000	83,578,320
National Vision Holdings, Inc. (a)	138,700	7,873,999
O'Reilly Automotive, Inc. (a)	31,000	18,942,860
Pet Center Comercio e Participacoes SA	285,300	1,229,057
The Home Depot, Inc.	940,260	308,649,748
TJX Companies, Inc.	797,154	52,596,221
Tractor Supply Co.	46,000	9,320,060
Williams-Sonoma, Inc.	160,500	28,461,465
		588,853,389
Textiles, Apparel & Luxury Goods - 0.7%
Allbirds, Inc. (a)(c)(d)	130,840	1,507,277
Crocs, Inc. (a)	10,800	1,549,584
Deckers Outdoor Corp. (a)	59,959	21,597,232
Dr. Martens Ltd. (a)	1,734,500	9,263,543
LVMH Moet Hennessy Louis Vuitton SE	4,124	2,953,874
NIKE, Inc. Class B	871,830	126,615,871
On Holding AG	97,600	2,940,688
Under Armour, Inc. Class A (sub. vtg.) (a)	120,400	2,429,672
		168,857,741
TOTAL CONSUMER DISCRETIONARY		2,809,184,526
CONSUMER STAPLES - 3.0%
Beverages - 0.2%
Anheuser-Busch InBev SA NV	24,300	1,378,233
Diageo PLC	386,600	18,717,242
Keurig Dr. Pepper, Inc.	59,000	2,015,440
Monster Beverage Corp. (a)	64,500	5,729,535
PepsiCo, Inc.	52,070	7,831,849
The Coca-Cola Co.	71,600	3,756,852
		39,429,151
Food & Staples Retailing - 1.4%
Costco Wholesale Corp.	658,901	296,077,164
Walmart, Inc.	167,000	23,276,460
		319,353,624
Food Products - 0.0%
Oatly Group AB ADR	5,544	83,825
Household Products - 0.5%
Procter & Gamble Co.	872,100	121,919,580
Personal Products - 0.9%
Estee Lauder Companies, Inc. Class A	683,709	205,064,840
L'Oreal SA	19,100	7,903,657
Olaplex Holdings, Inc.	165,200	3,469,200
		216,437,697
TOTAL CONSUMER STAPLES		697,223,877
ENERGY - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
Canadian Natural Resources Ltd.	249,200	9,111,363
Cheniere Energy, Inc.	45,900	4,483,053
Hess Corp.	60,556	4,730,029
PDC Energy, Inc.	500,000	23,695,000
Reliance Industries Ltd.	994,181	33,673,954
		75,693,399
FINANCIALS - 12.3%
Banks - 3.1%
Bank of America Corp.	4,840,147	205,464,240
JPMorgan Chase & Co.	2,262,939	370,420,485
Kotak Mahindra Bank Ltd. (a)	258,500	6,962,258
Royal Bank of Canada	572,500	56,965,242
Starling Bank Ltd. Series D (a)(d)	2,287,995	3,990,280
SVB Financial Group (a)	7,200	4,657,536
The Toronto-Dominion Bank	704,000	46,605,400
Wells Fargo & Co.	446,600	20,726,706
		715,792,147
Capital Markets - 4.2%
Ameriprise Financial, Inc.	99,000	26,147,880
BlackRock, Inc. Class A	124,752	104,624,512
Blackstone, Inc.	15,300	1,780,002
Brookfield Asset Management, Inc. (Canada) Class A	413,400	22,151,791
Carlyle Group LP	30,000	1,418,400
Charles Schwab Corp.	268,900	19,586,676
Coinbase Global, Inc. (a)	29,000	6,596,920
Goldman Sachs Group, Inc.	247,700	93,638,031
Moody's Corp.	185,310	65,805,434
Morgan Stanley	2,692,900	262,046,099
MSCI, Inc.	330,128	200,830,068
NASDAQ, Inc.	7,500	1,447,650
Nordnet AB	277,500	4,971,079
Raymond James Financial, Inc.	281,850	26,009,118
S&P Global, Inc.	301,700	128,189,313
		965,242,973
Consumer Finance - 1.1%
American Express Co.	94,900	15,898,597
Capital One Financial Corp.	968,972	156,944,395
Discover Financial Services	442,400	54,348,840
Synchrony Financial	459,300	22,450,584
		249,642,416
Diversified Financial Services - 2.8%
Berkshire Hathaway, Inc. Class B (a)	2,380,188	649,648,513
Insurance - 1.1%
Admiral Group PLC	642,389	26,841,247
AIA Group Ltd.	378,000	4,348,666
American International Group, Inc.	556,600	30,551,774
Arthur J. Gallagher & Co.	80,600	11,981,190
Brookfield Asset Management Reinsurance Partners Ltd.	2,671	148,037
Chubb Ltd.	320,800	55,652,384
Direct Line Insurance Group PLC	331,895	1,291,767
Fairfax Financial Holdings Ltd. (sub. vtg.)	8,100	3,269,865
Hartford Financial Services Group, Inc.	148,400	10,425,100
Intact Financial Corp.	80,400	10,631,132
Progressive Corp.	512,300	46,306,797
The Travelers Companies, Inc.	269,300	40,936,293
		242,384,252
TOTAL FINANCIALS		2,822,710,301
HEALTH CARE - 12.7%
Biotechnology - 2.0%
AbbVie, Inc.	586,907	63,309,658
Alector, Inc. (a)	25,277	576,821
Alnylam Pharmaceuticals, Inc. (a)	17,200	3,247,532
BioNTech SE ADR (a)	25,200	6,879,348
Blueprint Medicines Corp. (a)	8,500	873,885
Cullinan Oncology, Inc.	14,447	326,069
Genmab A/S (a)	33,600	14,680,577
Horizon Therapeutics PLC (a)	462,700	50,684,158
Idorsia Ltd. (a)	359,653	8,671,283
Innovent Biologics, Inc. (a)(e)	160,500	1,545,655
Intellia Therapeutics, Inc. (a)	85,200	11,429,580
Moderna, Inc. (a)	233,600	89,903,296
Regeneron Pharmaceuticals, Inc. (a)	324,564	196,419,642
Vertex Pharmaceuticals, Inc. (a)	19,780	3,587,894
Zai Lab Ltd. (a)	59,100	6,333,182
Zai Lab Ltd. ADR (a)	6,300	663,957
		459,132,537
Health Care Equipment & Supplies - 3.8%
Abbott Laboratories	229,171	27,071,970
Alcon, Inc.	17,300	1,392,131
Align Technology, Inc. (a)	27,400	18,232,782
Danaher Corp.	1,152,663	350,916,724
DexCom, Inc. (a)	65,042	35,568,868
Edwards Lifesciences Corp. (a)	981,128	111,073,501
Envista Holdings Corp. (a)	281,553	11,771,731
Hologic, Inc. (a)	141,985	10,479,913
IDEXX Laboratories, Inc. (a)	24,000	14,925,600
Intuitive Surgical, Inc. (a)	188,620	187,516,573
Medtronic PLC	117,400	14,716,090
ResMed, Inc.	159,000	41,904,450
Sonova Holding AG Class B	34,575	13,066,178
Stryker Corp.	23,500	6,197,420
West Pharmaceutical Services, Inc.	68,900	29,250,806
		874,084,737
Health Care Providers & Services - 3.3%
agilon health, Inc.	90,400	2,369,384
AmerisourceBergen Corp.	72,500	8,660,125
Cano Health, Inc. (c)	534,290	6,774,797
dentalcorp Holdings Ltd. (a)	337,000	4,408,724
Guardant Health, Inc. (a)	14,400	1,800,144
HCA Holdings, Inc.	135,267	32,832,006
Henry Schein, Inc. (a)	30,916	2,354,563
Laboratory Corp. of America Holdings (a)	214,000	60,228,160
Molina Healthcare, Inc. (a)	5,200	1,410,812
Option Care Health, Inc. (a)	327,300	7,940,298
Owens & Minor, Inc.	35,300	1,104,537
UnitedHealth Group, Inc.	1,610,840	629,419,622
		759,303,172
Health Care Technology - 0.1%
Definitive Healthcare Corp.	15,500	663,865
Doximity, Inc. (b)	79,200	6,391,440
GoodRx Holdings, Inc.	33,300	1,365,966
Medlive Technology Co. Ltd. (e)	352,500	1,687,797
Veeva Systems, Inc. Class A (a)	39,243	11,308,655
		21,417,723
Life Sciences Tools & Services - 1.9%
23andMe Holding Co. (a)(c)	268,989	2,437,040
Agilent Technologies, Inc.	108,500	17,092,005
Bio-Rad Laboratories, Inc. Class A (a)	31,636	23,598,874
Charles River Laboratories International, Inc. (a)	176,800	72,960,056
Eurofins Scientific SA	130,330	16,698,688
IQVIA Holdings, Inc. (a)	92,626	22,187,632
Maravai LifeSciences Holdings, Inc.	718,997	35,288,373
Mettler-Toledo International, Inc. (a)	9,400	12,947,184
Sartorius Stedim Biotech	7,400	4,135,156
Thermo Fisher Scientific, Inc.	315,368	180,179,199
Veterinary Emergency Group LLC Class A (a)(c)(d)(f)	93,530	3,006,447
Waters Corp. (a)	135,136	48,284,093
WuXi AppTec Co. Ltd. (H Shares) (e)	95,280	2,218,102
		441,032,849
Pharmaceuticals - 1.6%
Arvinas Holding Co. LLC (a)	18,200	1,495,676
AstraZeneca PLC (United Kingdom)	24,500	2,952,685
Bristol-Myers Squibb Co.	65,947	3,902,084
Eli Lilly & Co.	825,634	190,762,736
Jazz Pharmaceuticals PLC (a)	80,695	10,507,296
Merck & Co., Inc.	677,400	50,879,514
Pfizer, Inc.	154,500	6,645,045
Royalty Pharma PLC	410,770	14,845,228
UCB SA	52,800	5,912,401
Zoetis, Inc. Class A	457,096	88,740,617
		376,643,282
TOTAL HEALTH CARE		2,931,614,300
INDUSTRIALS - 4.5%
Aerospace & Defense - 0.1%
Northrop Grumman Corp.	32,700	11,776,905
Space Exploration Technologies Corp. Class A (a)(c)(d)	8,200	3,443,918
		15,220,823
Air Freight & Logistics - 0.6%
Expeditors International of Washington, Inc.	34,400	4,098,072
GXO Logistics, Inc. (a)	10,600	831,464
United Parcel Service, Inc. Class B	694,800	126,523,080
		131,452,616
Airlines - 0.2%
Joby Aviation, Inc. (a)(c)	136,490	1,373,089
Southwest Airlines Co. (a)	882,000	45,361,260
		46,734,349
Building Products - 1.2%
Builders FirstSource, Inc. (a)	425,000	21,989,500
Carrier Global Corp.	1,199,400	62,080,944
Fortune Brands Home & Security, Inc.	878,132	78,522,563
Toto Ltd.	697,800	33,226,890
Trane Technologies PLC	494,175	85,319,314
		281,139,211
Commercial Services & Supplies - 0.2%
Cintas Corp.	58,225	22,163,929
Clean TeQ Water Pty Ltd.	3,117	1,499
Copart, Inc. (a)	118,300	16,410,576
GFL Environmental, Inc.	218,400	8,113,560
		46,689,564
Construction & Engineering - 0.0%
Quanta Services, Inc.	75,000	8,536,500
Electrical Equipment - 0.2%
AMETEK, Inc.	80,000	9,920,800
Generac Holdings, Inc. (a)	17,900	7,315,193
Rockwell Automation, Inc.	31,400	9,232,856
Vertiv Holdings Co.	109,700	2,642,673
Vestas Wind Systems A/S	563,560	22,608,940
		51,720,462
Industrial Conglomerates - 0.7%
General Electric Co.	826,377	85,141,622
Honeywell International, Inc.	135,300	28,721,484
Roper Technologies, Inc.	122,000	54,427,860
		168,290,966
Machinery - 0.7%
Cummins, Inc.	90,000	20,210,400
Deere & Co.	74,700	25,029,729
Ingersoll Rand, Inc. (a)	286,600	14,447,506
Kornit Digital Ltd. (a)	17,900	2,590,846
Nordson Corp.	6,100	1,452,715
Otis Worldwide Corp.	1,073,900	88,360,492
Pentair PLC	44,800	3,253,824
		155,345,512
Professional Services - 0.2%
Clarivate Analytics PLC (a)	133,043	2,913,642
Equifax, Inc.	95,400	24,176,268
Recruit Holdings Co. Ltd.	26,900	1,644,286
Thomson Reuters Corp.	77,900	8,613,528
		37,347,724
Road & Rail - 0.4%
Canadian Pacific Railway Ltd.	414,900	27,093,304
J.B. Hunt Transport Services, Inc.	39,500	6,605,190
Old Dominion Freight Lines, Inc.	185,000	52,906,300
TuSimple Holdings, Inc. (a)	112,700	4,184,551
XPO Logistics, Inc. (a)	10,600	843,548
		91,632,893
TOTAL INDUSTRIALS		1,034,110,620
INFORMATION TECHNOLOGY - 35.0%
Electronic Equipment & Components - 1.0%
Amphenol Corp. Class A	2,000,796	146,518,291
CDW Corp.	53,500	9,738,070
Keysight Technologies, Inc. (a)	155,100	25,481,379
Samsung SDI Co. Ltd.	14,162	8,447,077
Zebra Technologies Corp. Class A (a)	65,130	33,569,305
		223,754,122
IT Services - 5.2%
Accenture PLC Class A	686,697	219,688,104
Adyen BV (a)(e)	23,921	66,867,900
Cloudflare, Inc. (a)	567,700	63,951,405
EPAM Systems, Inc. (a)	81,300	46,380,024
Fidelity National Information Services, Inc.	295,049	35,901,562
MasterCard, Inc. Class A	520,040	180,807,507
MongoDB, Inc. Class A (a)	86,550	40,809,191
Nuvei Corp. (e)	14,100	1,615,277
Okta, Inc. (a)	190,273	45,159,394
PayPal Holdings, Inc. (a)	843,171	219,401,526
Remitly Global, Inc. (b)	55,567	2,039,309
Shopify, Inc. Class A (a)	66,000	89,585,126
Snowflake Computing, Inc.	41,178	12,453,463
Square, Inc.	34,587	8,295,346
Thoughtworks Holding, Inc.	83,100	2,385,801
Toast, Inc. (b)	34,000	1,698,300
Twilio, Inc. Class A (a)	2,900	925,245
Visa, Inc. Class A	749,100	166,862,025
		1,204,826,505
Semiconductors & Semiconductor Equipment - 8.1%
Advanced Micro Devices, Inc. (a)	1,185,439	121,981,673
Ambarella, Inc. (a)	10,800	1,681,992
Analog Devices, Inc.	346,439	58,021,604
Applied Materials, Inc.	192,400	24,767,652
ASML Holding NV	135,199	100,738,127
Broadcom, Inc.	209,900	101,786,807
KLA Corp.	247,908	82,927,705
Lam Research Corp.	308,951	175,839,462
Lattice Semiconductor Corp. (a)	142,400	9,206,160
Marvell Technology, Inc.	1,291,300	77,878,303
Monolithic Power Systems, Inc.	3,650	1,769,082
NVIDIA Corp.	3,280,440	679,575,950
NXP Semiconductors NV	2,635	516,117
ON Semiconductor Corp. (a)	123,200	5,638,864
Qorvo, Inc. (a)	587,100	98,157,249
Qualcomm, Inc.	1,399,317	180,483,907
Semtech Corp. (a)	207,089	16,146,729
Silergy Corp.	11,000	1,601,282
SiTime Corp. (a)	7,600	1,551,692
Skyworks Solutions, Inc.	194,935	32,121,389
Synaptics, Inc. (a)	263,974	47,444,047
Texas Instruments, Inc.	196,100	37,692,381
		1,857,528,174
Software - 15.5%
Adobe, Inc. (a)	643,953	370,736,621
ANSYS, Inc. (a)	24,694	8,407,072
Atlassian Corp. PLC (a)	593,548	232,326,558
Cadence Design Systems, Inc. (a)	418,911	63,439,882
Ceridian HCM Holding, Inc. (a)	25,800	2,905,596
Clear Secure, Inc. (b)	72,618	2,980,969
Crowdstrike Holdings, Inc. (a)	48,300	11,871,174
Datadog, Inc. Class A (a)	85,400	12,071,290
DocuSign, Inc. (a)	41,700	10,734,831
Dropbox, Inc. Class A (a)	288,531	8,430,876
Duck Creek Technologies, Inc. (a)	117,163	5,183,291
Dynatrace, Inc. (a)	304,790	21,630,946
Epic Games, Inc. (a)(c)(d)	18,849	16,681,365
Five9, Inc. (a)	70,000	11,181,800
Fortinet, Inc. (a)	360,008	105,136,736
HubSpot, Inc. (a)	13,400	9,059,606
Intuit, Inc.	234,132	126,316,555
KnowBe4, Inc. (a)(b)	240,600	5,283,576
Microsoft Corp.	6,447,200	1,817,594,625
Monday.com Ltd. (b)	13,848	4,517,218
Palo Alto Networks, Inc. (a)	6,600	3,161,400
Paycom Software, Inc. (a)	5,700	2,825,775
Qualtrics International, Inc.	109,800	4,692,852
Salesforce.com, Inc. (a)	1,963,638	532,577,898
SentinelOne, Inc.	96,800	5,185,576
ServiceNow, Inc. (a)	212,302	132,109,166
Stripe, Inc. Class B (a)(c)(d)	74,500	2,989,313
Synopsys, Inc. (a)	74,000	22,156,340
Tanium, Inc. Class B (a)(c)(d)	350,002	3,927,022
Workday, Inc. Class A (a)	5,300	1,324,417
Xero Ltd. (a)	38,300	3,758,323
Zoom Video Communications, Inc. Class A (a)	2,500	653,750
Zscaler, Inc. (a)	32,876	8,620,745
		3,570,473,164
Technology Hardware, Storage & Peripherals - 5.2%
Apple, Inc.	8,246,400	1,166,865,600
Dell Technologies, Inc. (a)	322,300	33,532,092
		1,200,397,692
TOTAL INFORMATION TECHNOLOGY		8,056,979,657
MATERIALS - 1.8%
Chemicals - 0.9%
Celanese Corp. Class A	8,200	1,235,248
FMC Corp.	10,000	915,600
LyondellBasell Industries NV Class A	425,000	39,886,250
Sherwin-Williams Co.	569,337	159,260,639
Westlake Chemical Corp.	24,488	2,231,836
		203,529,573
Containers & Packaging - 0.0%
Silgan Holdings, Inc.	151,829	5,824,160
Metals & Mining - 0.9%
ArcelorMittal SA Class A unit	236,700	7,138,872
Barrick Gold Corp. (Canada)	660,509	11,926,292
Cleveland-Cliffs, Inc. (a)	417,600	8,272,656
Franco-Nevada Corp.	749,200	97,332,117
Freeport-McMoRan, Inc.	661,400	21,515,342
Gatos Silver, Inc.	245,276	2,852,560
Ivanhoe Mines Ltd. (a)	77,100	493,060
Nucor Corp.	375,187	36,952,168
Steel Dynamics, Inc.	393,200	22,994,336
Stelco Holdings, Inc.	39,800	1,166,411
Sunrise Energy Metals Ltd. (a)	6,234	7,116
		210,650,930
TOTAL MATERIALS		420,004,663
REAL ESTATE - 0.3%
Equity Real Estate Investment Trusts (REITs) - 0.3%
Equity Commonwealth	176,700	4,590,666
Prologis (REIT), Inc.	508,900	63,831,327
		68,421,993
UTILITIES - 0.4%
Electric Utilities - 0.4%
NextEra Energy, Inc.	1,235,000	96,972,200
Southern Co.	21,700	1,344,749
		98,316,949
TOTAL COMMON STOCKS (Cost $10,979,530,805)		22,589,440,212

Convertible Preferred Stocks - 0.3%
	Shares	Value ($)
CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.0%
Rad Power Bikes, Inc.:
Series A (c)(d)	52,367	501,875
Series C (a)(c)(d)	206,059	1,974,828
Series D (c)(d)	277,030	2,655,000
		5,131,703
Internet & Direct Marketing Retail - 0.1%
GoBrands, Inc.:
Series G (a)(c)(d)	5,376	2,088,522
Series H (a)(c)(d)	6,820	2,649,502
Reddit, Inc.:
Series E (a)(c)(d)	27,000	1,668,449
Series F (c)(d)	85,531	5,285,337
		11,691,810
Textiles, Apparel & Luxury Goods - 0.0%
Allbirds, Inc.:
Series A (a)(c)(d)	51,640	594,893
Series B (a)(c)(d)	9,070	104,486
Series C (a)(c)(d)	86,705	998,842
Series Seed (a)(c)(d)	27,745	319,622
Discord, Inc. Series I (a)(c)(d)	2,500	1,376,561
		3,394,404
TOTAL CONSUMER DISCRETIONARY		20,217,917
CONSUMER STAPLES - 0.0%
Food Products - 0.0%
Bowery Farming, Inc. Series C1 (c)(d)	22,172	1,335,847
HEALTH CARE - 0.0%
Biotechnology - 0.0%
ElevateBio LLC Series C (c)(d)	515,200	2,161,264
Health Care Providers & Services - 0.0%
Lyra Health, Inc.:
Series E (a)(c)(d)	229,170	3,598,977
Series F (c)(d)	6,800	106,790
		3,705,767
TOTAL HEALTH CARE		5,867,031
INDUSTRIALS - 0.1%
Aerospace & Defense - 0.1%
Relativity Space, Inc. Series E (a)(c)(d)	208,655	4,764,658
Space Exploration Technologies Corp. Series N (a)(c)(d)	39,568	16,618,164
		21,382,822
Air Freight & Logistics - 0.0%
Zipline International, Inc. Series E (a)(c)(d)	132,331	4,763,916
Transportation Infrastructure - 0.0%
Delhivery Private Ltd. Series H (a)(c)(d)	5,460	2,624,731
TOTAL INDUSTRIALS		28,771,469
INFORMATION TECHNOLOGY - 0.1%
IT Services - 0.1%
ByteDance Ltd. Series E1 (a)(c)(d)	60,761	7,191,672
Semiconductors & Semiconductor Equipment - 0.0%
Tenstorrent, Inc. Series C1 (c)(d)	32,500	1,932,265
Software - 0.0%
Nuro, Inc. Series C (c)(d)	305,791	3,991,979
Stripe, Inc. Series H (a)(c)(d)	30,400	1,219,800
		5,211,779
TOTAL INFORMATION TECHNOLOGY		14,335,716
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $59,558,556)		70,527,980

Convertible Bonds - 0.0%
	Principal Amount (g)	Value ($)
CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
Rivian Automotive, Inc. 0% (c)(d)(h) (Cost $4,104,739)	4,104,739	4,104,739

Preferred Securities - 0.0%
	Principal Amount (g)	Value ($)
CONSUMER DISCRETIONARY - 0.0%
Internet & Direct Marketing Retail - 0.0%
Circle Internet Financial Ltd. 0% (c)(h)	1,679,200	1,914,098
INFORMATION TECHNOLOGY - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Tenstorrent, Inc. 0% (c)(d)(h)	1,810,000	1,810,000
TOTAL PREFERRED SECURITIES (Cost $3,489,200)		3,724,098

Money Market Funds - 1.9%
	Shares	Value ($)
Fidelity Cash Central Fund 0.06% (i)	401,758,499	401,838,851
Fidelity Securities Lending Cash Central Fund 0.06% (i)(j)	37,681,838	37,685,606
TOTAL MONEY MARKET FUNDS (Cost $439,519,549)		439,524,457

TOTAL INVESTMENT IN SECURITIES - 100.3% (Cost $11,486,202,849)	23,107,321,486
NET OTHER ASSETS (LIABILITIES) - (0.3)%	(65,657,787)
NET ASSETS - 100.0%	23,041,663,699

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $139,183,202 or 0.6% of net assets.

(d)	Level 3 security
(e)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $88,998,579 or 0.4% of net assets.

(f)	Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.
(g)	Amount is stated in United States dollars unless otherwise noted.
(h)	Security is perpetual in nature with no stated maturity date.
(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(j)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
23andMe Holding Co.	2/03/21	2,689,890
Allbirds, Inc.	10/09/18	1,434,943
Allbirds, Inc. Series A	10/09/18	566,344
Allbirds, Inc. Series B	10/09/18	99,472
Allbirds, Inc. Series C	10/09/18	950,908
Allbirds, Inc. Series Seed	10/09/18	304,284
Bowery Farming, Inc. Series C1	5/18/21	1,335,847
ByteDance Ltd. Series E1	11/18/20	6,657,837
Cano Health, Inc.	11/11/20	5,342,900
Cazoo Group Ltd.	3/28/21	1,866,700
Circle Internet Financial Ltd. 0%	5/11/21	1,679,200
Delhivery Private Ltd. Series H	5/20/21	2,665,156
Discord, Inc. Series I	9/15/21	1,376,561
ElevateBio LLC Series C	3/09/21	2,161,264
Epic Games, Inc.	7/13/20 - 7/30/20	10,838,175
Fanatics, Inc. Class A	8/13/20	2,653,686
GoBrands, Inc. Series G	3/02/21	1,342,480
GoBrands, Inc. Series H	7/22/21	2,649,506
Joby Aviation, Inc.	2/23/21	1,364,900
Lyra Health, Inc. Series E	1/14/21	2,098,418
Lyra Health, Inc. Series F	6/04/21	106,790
Nuro, Inc. Series C	10/30/20	3,991,979
Rad Power Bikes, Inc.	1/21/21	1,937,611
Rad Power Bikes, Inc. Series A	1/21/21	252,610
Rad Power Bikes, Inc. Series C	1/21/21	993,996
Rad Power Bikes, Inc. Series D	9/17/21	2,655,000
Reddit, Inc. Series E	5/18/21	1,146,803
Reddit, Inc. Series F	8/11/21	5,285,337
Relativity Space, Inc. Series E	5/27/21	4,764,658
Rivian Automotive, Inc. 0%	7/23/21	4,104,739
Space Exploration Technologies Corp. Class A	2/16/21	3,443,918
Space Exploration Technologies Corp. Series N	8/04/20	10,683,360
Stripe, Inc. Class B	5/18/21	2,989,564
Stripe, Inc. Series H	3/15/21	1,219,800
Tanium, Inc. Class B	9/18/20	3,988,343
Tenstorrent, Inc. Series C1	4/23/21	1,932,265
Tenstorrent, Inc. 0%	4/23/21	1,810,000
Veterinary Emergency Group LLC Class A	9/16/21	3,006,447
Zipline International, Inc. Series E	12/21/20	4,317,881
Zomato Ltd.	12/09/20 - 2/05/21	2,407,613

Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.06%	473,094,597	3,985,906,443	4,057,163,604	201,044	1,415	-	401,838,851	0.6%
Fidelity Securities Lending Cash Central Fund 0.06%	9,402,556	423,399,492	395,116,442	310,286	-	-	37,685,606	0.1%
Total	482,497,153	4,409,305,935	4,452,280,046	511,330	1,415	-	439,524,457

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Convertible Bonds and Preferred Securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.